15. CONTINGENT LIABILITIES	12 Months Ended
Sep. 30, 2019
Notes
15. CONTINGENT LIABILITIES

15.  CONTINGENT LIABILITIES

As a result of the administrative practices with respect to mining taxation in Mexico, there can be significant uncertainty, in regards to when, or if, taxes are payable and the amount that may ultimately be payable. As at September 30, 2015, Mexican claim taxes totalling approximately $766,000 had been levied. Of this amount, $563,000 ($193,000 for 2014 and $370,000 for 2015) related to properties that were held by Minera Tarsis, S.A. de C.V., which the Company had applied to wind up, and $203,000 ($63,000 for 2014 and $140,000 for 2015) related to properties being acquired. On February 16, 2016, the Company sold all its Mexican properties, Yago, Mezquites and San Pedro, to Almadex, and reduced the claim taxes to $173,783. These taxes will never be paid in full and any amount that will, or might, be payable cannot realistically be determined at this time. Accordingly, these taxes have been disclosed as a contingent liability, and not recognized as a liability or provision.